FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Liquidity Risk (Details) - Liquidity Risk [Member] - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financial Liabilities [Abstract]
Financial liabilities	$ 63,743	$ 9,892
Earlier Than or Equal to 12 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	9,302	9,892
1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	54,441	0
Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	5,028	9,892
Trade and Other Payables [Member] | Earlier Than or Equal to 12 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	5,028	9,892
Trade and Other Payables [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	$ 0
Borrowings [Member]
Financial Liabilities [Abstract]
Financial liabilities	58,715
Borrowings [Member] | Earlier Than or Equal to 12 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	4,274
Borrowings [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	54,441
Borrowings [Member] | Later Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ 0